Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 31,172		¥ 30,686
Inventories	18,887		25,460
VAT receivables, net of allowance	26,336		19,904
Prepaid cost of revenue, sales and marketing and other expenses	20,556		17,784
Advances to/receivables from customers, merchants and others	52,976		11,508
Amounts due from related companies	12,058		8,257
Interest receivables	6,533		10,055
Deferred direct selling costs and cost of revenue	5,365		6,482
Others	28,292		13,400
Total Current	202,175	$ 27,860	143,536
Non-current:
Operating lease right-of-use assets	¥ 39,202		¥ 76,927
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total Non-current	Total Non-current	Total Non-current
Deferred tax assets (Note 7)	¥ 13,161		¥ 11,361
Film costs and prepayment for licensed copyrights and others	12,889		12,073
Prepayment for acquisition of property and equipment	6,799		11,345
Others	11,380		4,396
Total Non-current	¥ 83,431	$ 11,497	¥ 116,102